Shareholders’ equity (deficiency) - Schedule of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Options outstanding, beginning balance (in shares)	25,487,897
Granted (in shares)	1,305,133
Exercised (in shares)	4,512,564
Forfeited (in shares)	1,822,806
Options outstanding, ending balance (in shares)	20,457,660	25,487,897
Exercisable (in shares)	15,913,802
Weighted- average exercise price
Options outstanding, Weighted average exercise price per share, beginning balance (in USD per share)	$ 2.837
Granted, Weighted average exercise price per share (in USD per share)	6.266
Exercised, Weighted average exercise price per share (in USD per share)	2.813
Forfeited, Weighted average exercise price per share (in USD per share)	3.629
Options outstanding, Weighted average exercise price per share, ending balance (in USD per share)	2.990	$ 2.837
Exercisable, Weighted average exercise price per share (in USD per share)	$ 2.731
Weighted- average remaining contractual term (in years)
Options outstanding, Weighted average remaining contractual term	6 years 4 months 20 days	7 years 10 days
Contractual period in years	6 years